ProShares Nasdaq-100 Dynamic Buffer ETF Investment Risks - ProShares Nasdaq-100 Dynamic Buffer ETF	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Buffer Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Dynamic Buffer Strategy Risk – The Index is designed to replicate the performance of a Dynamic Buffer Strategy that aims to provide upside participation in the Nasdaq-100 Index up to a daily cap, with a buffer designed to protect against the first 1% to as much as 5% of any loss each day. The upside participation in the Nasdaq-100 Index is limited by a daily cap that is adjusted each day based on expected volatility. Similarly, the size of the buffer adjusts each day based on expected volatility. The following table illustrates the impact of expected volatility on the level of the daily cap and the size of the daily buffer. The table uses hypothetical expected volatility levels to illustrate the impact of expected volatility on the daily cap and daily buffer. It does not represent actual returns and does not reflect the impact of fund expenses. Fund expenses may reduce upside participation and the downside protection.Hypothetical Daily Target Buffer & Target Cap LevelsExpected Volatility LevelTarget BufferTarget Cap51.00%0.28%101.00%0.56%151.00%0.83%201.33%1.11%251.67%1.39%302.00%1.67%352.33%1.94%402.67%2.22%453.00%2.50%503.33%2.78%553.67%3.06%604.00%3.33%654.33%3.61%704.67%3.89%755.00%4.17%805.00%4.44%The historical average daily expected volatility level and Nasdaq-100 Index returns for the five-year period ended April 30, 2025 are provided below. Historical expected volatility levels and Nasdaq-100 Index returns do not predict future expected volatility levels and Nasdaq-100 Index returns.Summary Statistics – Daily, 5/1/2020 – 4/30/2025Cboe Nasdaq-100 Volatility IndexAverage Level20.65Nasdaq-100 IndexAverage Return0.07%Average Gain1.06%Average Loss-1.17%Largest Gain12.02%Largest Loss-6.07%There can be no guarantee that the Dynamic Buffer Strategy will provide the target level of protection against downside losses or provide upside participation in the Nasdaq-100 Index. The Fund’s target buffer and target cap are determined based on the value of the Nasdaq-100 Index and a measure of expected market volatility at the close of business each business day. Investors who buy or sell shares intraday should not expect the target buffer and the target cap to apply based on the value of the Nasdaq-100 Index and the level of volatility at the time they buy or sell their shares. ○Downside Buffer Risk – The Dynamic Buffer Strategy is designed to protect against the first 1% to as much as 5% of any loss each day. If the Fund is successful in achieving its investment objective, you should expect to lose money on days when the Nasdaq-100 Index falls more than the target buffer. There can be no guarantee that the Dynamic Buffer Strategy will be successful in protecting against any level of downside losses. The Fund does not provide principal protection. You may lose money. ○Upside Participation Risk – The Dynamic Buffer Strategy seeks to provide upside participation in the Nasdaq-100 Index up to a daily cap. If the Fund is successful in achieving its investment objective, you should not expect to capture the upside return of the Nasdaq-100 Index above the target cap on days the Nasdaq-100 Index rises more than the target cap. There can be no guarantee that the Dynamic Buffer Strategy will provide upside participation even in rising markets.As a result of the Dynamic Buffer Strategy, the Fund may underperform the Nasdaq-100 Index during some periods. For example, the Fund may underperform the Nasdaq-100 Index in periods of flat or above average Nasdaq-100 Index returns. Above average expected volatility may increase the extent of the underperformance. In addition, a Dynamic Buffer Strategy utilizing options with one day to expiration may underperform traditional buffer strategies based on weekly or monthly options.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets). If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. To the extent a large proportion of the derivative and/or repurchase agreements are with a small number of counterparties or otherwise highly concentrated, these risks may be increased.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of April 30, 2025, the Index had a significant portion of its value in issuers in the semiconductors and semiconductor equipment and software and services industry groups.
Communication Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
Semiconductor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Semiconductors and Semiconductor Equipment Industry Risk — Companies in this sector may experience: intense competition, wide fluctuations in securities prices due to risks of rapid obsolescence of products, significant research costs, and limited product lines, markets, financial resources or personnel. Companies in this sector may also be affected by risks that affect the broader technology sector.
Software Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors, however the Dynamic Buffer Strategy is a patent-pending process developed by ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk – The Fund’s investment strategy may result in the Fund being subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions may not be eligible to be treated as qualified dividend income for non-corporate shareholders or for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.